Income Taxes - Schedule of Reconciliation of Income Tax Rate (Details) (Lazy Days' R.V. Center, Inc.) - USD ($) $ in Thousands		6 Months Ended	12 Months Ended
	Dec. 22, 2017	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Income taxes at statutory rate percentage		21.00%	35.00%
Lazydays' RV Center Inc [Member]
Income taxes at statutory rate amount			$ 4,540	$ 4,181
Non-deductible expense amount			48	38
State income taxes, net of federal tax effect amount			450	454
Effect of increase in statutory rate for current year amount			80	56
Tax rate adjustments amount			(12)
Other credits and changes in estimate amount			(21)	(218)
Income tax expense amount			$ 5,085	$ 4,511
Income taxes at statutory rate percentage	21.00%		34.00%	34.00%
Non-deductible expense percentage			0.40%	0.30%
State income taxes, net of federal tax effect percentage			3.40%	3.70%
Effect of increase in statutory rate for current year percentage			0.60%	0.50%
Tax rate adjustments percentage			(0.10%)	0.00%
Other credits and changes in estimate percentage			(0.20%)	(1.80%)
Income tax expense percentage			38.00%	36.70%